Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Share capital

At December 31, 2018, share capital is represented by 327,285,232 common shares, par value of US$0.000025. Share capital is composed of the following shares for the years ended December 31, 2018 and 2017:

December 31, 2017 shares outstanding	262,288,607

Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Long-Term Incentive Plan	3,024,625
Repurchase of common shares (Note 18 (f))	(503,642)

December 31, 2018 shares outstanding	327,285,232